Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information
Supplementary Cash Flow Information

27.Supplementary Cash Flow Information

Cash, cash equivalents and bank overdrafts as presented in the consolidated statements of cash flows excludes restricted cash and cash equivalents that are amounts primarily required to be maintained on deposit with various regulatory authorities to support the operations of the property and casualty insurance and reinsurance subsidiaries. Cash equivalents are comprised of treasury bills and other eligible bills.

	December 31, 2021
	Unrestricted cash and cash
	equivalents included in the						Cash and cash equivalents included on
	consolidated statement of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	129.9	336.0	465.9	—	—	—	129.9	336.0	465.9
Holding company assets pledged for derivative obligations	—	46.8	46.8	—	—	—	—	46.8	46.8
Subsidiary cash and short term investments	5,259.2	5,777.6	11,036.8	484.6	761.8	1,246.4	5,743.8	6,539.4	12,283.2
Subsidiary assets pledged for derivative obligations	—	74.0	74.0	—	—	—	—	74.0	74.0
Fairfax India	35.1	26.8	61.9	1.6	13.0	14.6	36.7	39.8	76.5
	5,424.2	6,261.2	11,685.4	486.2	774.8	1,261.0	5,910.4	7,036.0	12,946.4

	December 31, 2020
	Unrestricted cash and cash equivalents
	included in the consolidated statement						Cash and cash equivalents included on
	of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	81.9	192.3	274.2	5.8	—	5.8	87.7	192.3	280.0
Subsidiary cash and short term investments	2,736.0	1,398.6	4,134.6	349.4	402.5	751.9	3,085.4	1,801.1	4,886.5
Fairfax India	36.0	22.3	58.3	31.9	—	31.9	67.9	22.3	90.2
	2,853.9	1,613.2	4,467.1	387.1	402.5	789.6	3,241.0	2,015.7	5,256.7

Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2021	2020
Net (purchases) sales of securities classified at FVTPL
Short term investments	(767.1)	(2,138.1)
Bonds	2,545.7	287.2
Preferred stocks	(37.3)	(24.5)
Common stocks	477.2	18.4
Net derivatives and other invested assets	395.9	(479.2)
	2,614.4	(2,336.2)

Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(472.6)	(187.8)
Provision for losses and loss adjustment expenses	3,692.0	1,884.3
Provision for unearned premiums	2,152.2	1,243.2
Provision for life policy benefits	(167.9)	—
Insurance contract receivables	(1,152.9)	(496.7)
Insurance contract payables	1,079.8	441.9
Recoverable from reinsurers	(1,580.0)	(898.8)
Other receivables	(96.7)	104.9
Accounts payable and accrued liabilities	291.1	(45.4)
Other	(758.1)	(172.4)
	2,986.9	1,873.2

Net interest and dividends received
Interest and dividends received	865.7	789.8
Interest paid on borrowings	(366.7)	(370.4)
Interest paid on lease liabilities	(54.8)	(62.4)
	444.2	357.0

Net income taxes paid	(288.7)	(63.3)